Prepayment and Other Current Assets	12 Months Ended
Dec. 31, 2025
Prepayment and Other Current Assets [Abstract]
Prepayment and Other Current Assets

5. Prepayment and Other Current Assets

The following is a summary of prepayment and other current assets as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	RMB	RMB
Prepayment for promotion fees	35,372	37,517
Prepayment for value-added taxes	47,624	34,161
Deferred expenses for learning services	19,880	17,726
Prepaid sales commission	5,934	6,703
Prepayment for technical support fees	1,487	4,781
Prepayment for content fees	5,848	3,435
Prepayment for rental expenses	3,171	2,905
Loans to third parties	5,032	1,215
Others	29,983	30,674
Total	154,331	139,117